Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current liabilities –
Cash and cash equivalents	$ 22,000	$ 101,000
Prepaid expenses	14,000	8,000
Total current assets	36,000	109,000
Cash held in the Trust Account	43,704,000	0
Investments held in Trust Account	0	304,675,000
Total assets	43,740,000	304,784,000
Current liabilities
Accounts payable	64,000	75,000
Accrued liabilities	4,327,000	3,016,000
Total current liabilities	7,872,000	3,876,000
Other liabilities –
Warrant liability	337,000	467,000
Deferred underwriting commission	10,500,000	10,500,000
Total liabilities	18,709,000	14,843,000
Commitments and contingencies	0	0
Class A ordinary shares subject to possible redemption; 3,931,719 and 30,000,000 shares, respectively (at approximately $11.12 and $10.16 per share at December 31, 2023 and 2022, respectively)	43,704,000	304,675,000
Shareholders' deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding at December 31, 2023 and 2022	0	0
Additional paid-in capital	0	0
Accumulated deficit	(18,674,000)	(14,735,000)
Total shareholders' deficit	(18,673,000)	(14,734,000)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' deficit	43,740,000	304,784,000
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	0	0
Class B Ordinary Shares [Member]
Shareholders' deficit:
Ordinary shares	1,000	1,000
Related Party
Current liabilities
Promissory Note – related party	755,000	785,000
Extension promissory notes – related party	$ 2,726,000	$ 0